Investment Strategy - Wealthfront Treasury Money Market Fund	Nov. 21, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests at least 99.5% of its total assets in cash, U.S. Treasury securities and other government securities guaranteed or issued by an agency or instrumentality of the U.S. Government, and/or repurchase agreements that are fully collateralized by cash or government securities. In addition, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury obligations and/or repurchase agreements that are fully collateralized by U.S. Treasury securities or cash. U.S. Treasury securities include Treasury bills, bonds and notes and carry different interest rates, maturities and issue dates. U.S. Treasury obligations are backed by the full faith and credit of the U.S. Treasury and are generally exempt from state and local taxes. A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price. The Fund will only enter into repurchase agreements collateralized by U.S. Treasury securities or cash.

The Fund is a money market fund managed in the following manner:

•        The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.

•    The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.

•    The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.

•        Wealthfront Strategies LLC, the Fund’s investment advisor (“Wealthfront Strategies” or the “Advisor”), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.

The Fund intends to qualify as a “government money market fund,” as such term is defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in the following types of securities:

1.     Cash,

2.     Government securities, i.e., securities issued or guaranteed as to principal or interest by the United States or certain U.S. government agencies or instrumentalities, or

3.     Repurchase agreements that are collateralized fully by cash and/or government securities.

A government money market fund, such as the Fund, may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.

The Fund does not currently intend to impose “liquidity fees” on redemptions, as would be permitted by Rule 2a-7. However, the Fund’s Board of Trustees (the “Board”) reserves the right, with notice to shareholders, to change this policy in the future.

Strategy Portfolio Concentration [Text]	In addition, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury obligations and/or repurchase agreements that are fully collateralized by U.S. Treasury securities or cash. U.S. Treasury securities include Treasury bills, bonds and notes and carry different interest rates, maturities and issue dates. U.S. Treasury obligations are backed by the full faith and credit of the U.S. Treasury and are generally exempt from state and local taxes.